Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000254615
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bain Capital Equity Opportunities Fund
C000254614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bain Capital Equity Opportunities Fund
Without Sales Load [Member] | C000254615
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	7.02%
Without Sales Load [Member] | C000254614
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%	6.94%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.25%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.25%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	17.65%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	17.65%